Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Components of Accrued Liabilities

	December 31, 2018 $	December 31, 2017 $
Interest including interest rate swaps	44,887	26,111
Payroll and benefits	34,828	10,378
Voyage and vessel expenses	25,475	38,921
Audit, legal, contingency and other general expenses	21,626	101,130
Income and other tax payable	3,080	11,147
	129,896	187,687